Advances for Vessels and Drillships under Construction and Acquisitions (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Advances for Vessels and Rigs under Construction and Acquisitions [Abstract]
Balance at beginning of year	$ 1,201,807
Advances for vessels/drillships under construction and related costs	249,836
Vessels' impairment charge	(43,490)	0
Vessels delivered	(310,047)
Balance at end of year	$ 1,098,106